Consolidated Statements of Change in Equity, AOCI - USD ($) $ in Millions	Total	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest in Consolidated Subsidiaries [Member]	Redeemable Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2012	$ 3,677	$ 1	$ (717)	$ 1,903	$ 2,509	$ (52)	$ 33	$ 0
Beginning Balance, Shares at Dec. 31, 2012		80,000,000	(7,000,000)
Other comprehensive loss	177					177
Stock consideration issued for NYSE Euronext acquisition		42,000,000
Stock consideration issued for previous acquisition	8,294		$ (53)	8,347
Exercise of common stock options	$ 13			13
Payments relating to treasury shares received for restricted stock tax payments and stock option exercises	430,677		(1,000,000)
Repurchases of common stock, Shares	(3,231,484)
Payments relating to treasury shares received for restricted stock tax payments and stock option exercises	$ (24)		$ (24)
Stock-based compensation	69			69
Issuance of restricted stock		1,000,000
Tax benefits from stock option plans	8			8
Adjustment to redemption value of redeemable non-controlling interest	(6)				(6)			6
Acquisition of non-controlling interest	30						30
Acquisition of redeemable non-controlling interest								313
Distributions of profits to non-controlling interest	(12)						(12)
Purchase of subsidiary shares from non-controlling interest	(37)			(5)			(32)
Treasury shares retired in connection with formation of ICE Group, Shares		(8,000,000)	8,000,000
Treasury shares retired in connection with formation of ICE Group			$ 741	(541)	(200)
Dividends paid to shareholders	75				75
Net income attributable to non-controlling interest	(3)				(16)		13	3
Net income	270				270
Ending Balance at Dec. 31, 2013	12,381	$ 1	$ (53)	9,794	2,482	125	32	322
Ending Balance, Shares at Dec. 31, 2013		115,000,000	0
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	143
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	0
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	(21)
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	3
Accumulated other comprehensive loss	125
Other comprehensive loss	(171)					(171)
Exercise of common stock options	$ 13			13
Payments relating to treasury shares received for restricted stock tax payments and stock option exercises	240,676
Repurchases of common stock, Shares	(2,868,769)		3,000,000
Repurchases of common stock	$ (645)		$ (645)
Payments relating to treasury shares received for restricted stock tax payments and stock option exercises	(45)		(45)
Stock-based compensation	105			105
Issuance of restricted stock		1,000,000
Tax benefits from stock option plans	26			26
Adjustment to redemption value of redeemable non-controlling interest	46				46			(46)
Acquisition of redeemable non-controlling interest								16
Distributions of profits to non-controlling interest	(17)						(17)	16
Purchase of subsidiary shares from non-controlling interest	0			0			0	(129)
Dividends paid to shareholders	299				299
Net income attributable to non-controlling interest	(18)				(35)		17	18
Net income	1,016				1,016
Ending Balance at Dec. 31, 2014	$ 12,392	$ 1	$ (743)	9,938	3,210	(46)	32	165
Ending Balance, Shares at Dec. 31, 2014	116,000,000	116,000,000	(3,000,000)
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	$ 13
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	55
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	0
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(114)
Accumulated other comprehensive loss	(46)
Other comprehensive loss	(142)					(142)
Stock consideration issued for NYSE Euronext acquisition		9,000,000
Stock consideration issued for previous acquisition	2,197		$ 0	2,197
Exercise of common stock options	$ 19			19
Payments relating to treasury shares received for restricted stock tax payments and stock option exercises	195,859		(1,000,000)
Repurchases of common stock, Shares			3,000,000
Repurchases of common stock	$ (660)		$ (660)
Payments relating to treasury shares received for restricted stock tax payments and stock option exercises	(45)		(45)
Stock-based compensation	122			122
Tax benefits from stock option plans	19			19
Adjustment to redemption value of redeemable non-controlling interest	(5)				(5)			4
Distributions of profits to non-controlling interest	(16)						(16)	(11)
Purchase of subsidiary shares from non-controlling interest	0			0			0	(128)
Dividends paid to shareholders	(331)				(331)
Net income attributable to non-controlling interest	(5)				(21)		16	5
Net income	1,295				1,295
Ending Balance at Dec. 31, 2015	$ 14,840	$ 1	$ (1,448)	$ 12,295	$ 4,148	$ (188)	$ 32	$ 35
Ending Balance, Shares at Dec. 31, 2015	126,000,000	126,000,000	(7,000,000)
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	$ (45)
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(26)
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	0
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(119)
Accumulated other comprehensive loss	$ (188)